Bingham McCutchen LLP

2020 K Street, N.W.

Washington, D.C. 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

December 18, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: File Room

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 57 (“PEA No. 57”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 57 is to introduce the Recon Capital Alternative Income ETF as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6101.

Very truly yours,

/s/ Laura Flores
Laura Flores